                  DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                    Delaware International Value Equity Fund
                         Delaware Emerging Markets Fund
                  Delaware International Small Cap Value Fund

                                 (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                             dated January 31, 2002


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B CDSC of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware International Value Equity Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware International Value Equity Fund":

                                                                                 Average annual returns for periods ending 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
                                                                                               1 year      5 years      lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                   -17.71%        1.01%        6.11%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                   -18.32%       -0.27%        4.70%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                           -10.26%        0.67%        4.60%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                  -16.68%        1.13%        3.91%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                  -14.23%        1.49%        4.70%
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International EAFE Index (reflects no deduction for fees,
 expenses, or taxes)                                                                           -21.21%        1.17%        4.76%
------------------------------------------------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index. You should remember that unlike the Fund, the Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -13.31%, 1.49% and 3.91%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be -13.39%, 1.49% and 4.70%, respectively, for the one-year, five-year and lifetime periods.

** The Morgan Stanley Capital International EAFE Index return shown is for the Class A lifetime period. The Index returns for Class B and Class C lifetime periods were 3.08% and 2.66%, respectively.

                                                                     PS-068
                                                                (J8598) BUR 9/02

What are Delaware International Value Equity Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                        A        B           C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                          5.75%        none       none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or redemption
                                            price, whichever is lower                                none(1)    4.00%(2)   1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                  none        none       none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                           none        none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are         CLASS                                                        A           B          C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                           0.85%      0.85%      0.85%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                     0.30%      1.00%      1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                            0.84%      0.84%      0.84%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                  1.99%      2.69%      2.69%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(5)                       A         B            B            C                  C
compare the cost of investing in the                                                    (if redeemed)                (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment       1 year                         $765     $272          $672         $272            $372
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a               3 years                      $1,164     $835        $1,110         $835            $835
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the          5 years                      $1,586   $1,425        $1,650       $1,425          $1,425
time shown.(4) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,759   $2,853        $2,853       $3,022          $3,022
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply on redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Emerging Markets Fund only:

The following information, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on page 5 of the Prospectus under "Profile: Delaware Emerging Markets Fund":


                                                                              Average annual returns for the periods ending 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
                                                                                                   1 year    5 years    lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                       -1.02%    -5.70%       -4.93%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                       -1.61%    -6.46%       -5.68%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                               -0.50%    -4.73%       -4.13%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                       0.11%    -5.67%       -4.95%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                       3.11%    -5.30%       -4.62%
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International Emerging Markets Free Index
 (reflects no deduction for fees, expenses, or taxes)                                              -2.37%    -5.74%       -4.06%
------------------------------------------------------------------------------------------------------------------------------------



The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 4.11%, -5.28% and -4.59%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 4.11%, -5.30% and -4.62%, respectively, for the one-year, five-year and lifetime periods.

** The Morgan Stanley Capital International Emerging Markets Free Index return shown is for the Class A lifetime period. The Index returns for Class B and Class C lifetime periods were 3.08% and 2.66%, respectively.

What are Delaware Emerging Markets Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                        A            B        C
from your investments when you buy         -----------------------------------------------------------------------------------------
shares of the Fund.                        Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                           5.75%        none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or redemption
                                            price, whichever is lower                                 none(1)    4.00%(2)   1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                   none        none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                            none        none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                        A           B         C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                           1.25%       1.25%     1.25%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                     0.30%(4)    1.00%     1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                            1.18%       1.18%     1.18%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                      2.73%       3.43%     3.43%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(5)                              (0.73%)     (0.73%)   (0.73%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                              2.00%       2.70%     2.70%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(8)                          A        B            B             C               C
compare the cost of investing in the                                                    (if redeemed)                 (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment       1 year                         $766     $273          $673         $273             $373
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a               3 years                      $1,308     $986        $1,261         $986             $986
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the          5 years                      $1,876   $1,721        $1,946       $1,721           $1,721
time shown.(7) This is an example only     -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $3,410   $3,505        $3,505       $3,663           $3,663
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply on redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) The distributor has agreed to waive a portion of Class A 12b-1 fees through January 31, 2003 in order to prevent these fees from exceeding 0.25% of average daily net assets.

(5) The investment manager has contracted to waive fees and pay expenses through January 31, 2003, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets.
(6) Had the voluntary waiver described in footnote 4 had been included, net expenses would have been 1.95%.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with investment management expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware International Small Cap Value Fund only:

The following information, which reflects the new sales charges described on the first page of this Supplement, replaces the return and fee tables on page 7 of the Prospectus under "Profile: Delaware International Small Cap Value Fund":


                                                                                 Average annual returns for periods ending 12/31/01
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1 year     Lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                                 -11.37%        3.21%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                                 -12.15%        0.79%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                                          -6.75%        1.86%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                                   N/A         4.17%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                                   N/A         7.71%
------------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley EAFE Index
 (reflects no deduction for fees, expenses, or taxes)                                                        -21.21%      -15.69%
------------------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney World Ex-US EMI Index
 (reflects no deduction for fees, expenses, or taxes)                                                         -0.95%        1.16%
------------------------------------------------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Morgan Stanley EAFE (Europe, Australasia, Far East) Index and the Salomon Smith Barney World Ex-US EMI (Extended Market Index). The MSCI EAFE Index consists primarily of larger stocks from developed foreign countries. The Salomon Smith Barney World Ex-US EMI consists primarily of smaller stocks from developed foreign countries. You should remember that unlike the Fund, each Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund's returns shown immediately above. Like the bar chart and table above, these returns reflect expense caps in effect during the periods. The returns would have been lower without the expense caps. Please see footnotes 4 and 5 below for additional information about the expense caps.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B and Class C lifetime periods was 7.08%.
** The Morgan Stanley Capital International Emerging Markets Free Index return shown is for the Class A lifetime period. The Index returns for Class B and Class C lifetime periods was 6.98%. The Salomon Smith Barney World Ex-US EMI return shown is for the Class A lifetime period. The Index returns for Class B and Class C lifetime periods was 8.26%.

What are Delaware International Small Cap Value Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                       A        B           C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                          5.75%        none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a  percentage of
                                            original purchase price or
                                            redemption price, whichever is lower                     none(1)    4.00%(2)   1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                  none        none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                           none        none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                       A           B          C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                          1.25%       1.25%      1.25%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                    0.25%(4)    1.00%      1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses(5)                                        0.97%       0.97%      0.97%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                     2.47%       3.22%      3.22%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(6)                             (0.97%)     (0.97%)    (0.97%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                             1.50%       2.25%      2.25%
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(8)                         A         B            B            C               C
compare the cost of investing in the                                                       (if redeemed)             (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment       1 year                         $719     $228          $628         $228            $328
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a               3 years                      $1,213     $902        $1,177         $902            $902
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the          5 years                      $1,732   $1,599        $1,824       $1,599          $1,599
time shown.(7) This is an example only     -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $3,151   $3,282        $3,282       $3,455          $3,455
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
(4) Class A shares are subject to a 12b-1 fee of 0.30% (currently fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor waived the 12b-1 fees from the date of the Fund's inception through September 20, 2001. Had the 12b-1 fees not been waived, the Fund's returns shown above would have been lower.

(5) For Class A, other expenses and total annual fund operating expenses have been restated to reflect current fees and expenses. For Class B and Class C, other expenses are based on estimated amounts for the current fiscal year.
(6) The investment manager has contracted to waive fees and pay expenses through January 31, 2003, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets. Had the investment management fees not been waived, the Fund's returns shown on above would have been lower.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with investment management expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class - Class B" on page 22 of the
Prospectus:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.